Property and equipment (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Property and Equipment

$ millions, as at or for the year ended October 31		Right-of- use assets (1)	Land and buildings	Computer equipment	Office furniture, equipment and other (2)	Leasehold improvements	Total
2020	Cost
	Balance at beginning of year	n/a	$1,383	$1,043	$1,013	$1,204	$4,643
	Impact of adopting IFRS 16 (3)	1,733	(715)	–	–	–	1,018
	Additions (4)	115	17	117	142	36	427
	Disposals (5)	(64)	(6)	(53)	(29)	(65)	(217)
	Adjustments (6)	6	2	2	3	3	16
	Balance at end of year	$1,790	$681	$1,109	$1,129	$1,178	$5,887
2019	Balance at end of year	n/a	$1,383	$1,043	$1,013	$1,204	$4,643
2020	Accumulated depreciation
	Balance at beginning of year	n/a	$669	$819	$521	$821	$2,830
	Impact of adopting IFRS 16	54	(376)	–	–	–	(322)
	Depreciation (5)	280	13	102	50	72	517
	Disposals (5)	(18)	(2)	(53)	(18)	(46)	(137)
	Adjustments (5)	–	1	1	–	–	2
	Balance at end of year	$316	$305	$869	$553	$847	$2,890
2019	Balance at end of year	n/a	$669	$819	$521	$821	$2,830
	Net book value
	As at October 31, 2020	$1,474	$376	$240	$576	$331	$2,997
	As at October 31, 2019	n/a	$714	$224	$492	$383	$1,813

(1)	Includes right-of-use assets with a net book value of $49 million as at November 1, 2019 that are rented out through operating sublease arrangements.
(2)	Includes $306 million (2019: $173 million) of work-in-progress not subject to depreciation.
(3)	Includes $103 million related to leases that were previously classified as finance leases under IAS 17.
(4)	Includes impact of lease modifications.
(5)	Includes write-offs for properties that were vacated in the fourth quarter of 2020, and write-offs of fully depreciated assets.
(6)	Includes foreign currency translation adjustments.
n/a	Not applicable.

Summary Reconciling Operating Lease Commitments to Opening Lease Liabilities
The following table reconciles the operating lease commitments as at October 31, 2019 disclosed under IAS 17 to the opening lease liabilities under IFRS 16 as at the initial date of application, November 1, 2019.

$ millions
Operating lease commitments as at October 31, 2019	$5,547
Less: Operating and tax expenses related to the lease commitments	(2,477)
Less: Impact of future lease commitments not yet commenced (1)	(1,434)
Adjustments as a result of renewal and termination assumptions	306
Impact of discounting	(230)
Lease liability recognized as at November 1, 2019	$1,712
(1)	Mainly related to CIBC Square lease commitments that are expected to commence in 2021.